Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 292,790	$ 294,391	[1]	$ 222,329
Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	522,036	478,196		406,992
Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(229,246)	(183,805)		(184,663)
Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	292,790	294,391		222,329
Development Costs
Disclosure Of Intangible Assets [Line Items]
Intangible assets	7,247	9,689
Development Costs | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,907	10,596
Development Costs | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,660)	(907)
Development Costs | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	7,247	9,689
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	14,512	12,850		9,492
Easements and water rights [Member] | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	20,332	18,638		15,362
Easements and water rights [Member] | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(5,820)	(5,788)		(5,871)
Easements and water rights [Member] | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	14,512	12,850		9,491
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	57,625	60,326		61,797
Concessions [Member] | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	83,211	83,400		82,356
Concessions [Member] | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(25,586)	(23,074)		(20,559)
Concessions [Member] | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	57,625	60,326		61,797
Patents, registered trademarks and other rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	2,175	958		754
Patents, registered trademarks and other rights | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	4,462	2,172		1,932
Patents, registered trademarks and other rights | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,287)	(1,214)		(1,178)
Patents, registered trademarks and other rights | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	2,175	958		754
Software licenses [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	69,136	51,512		29,254
Software licenses [Member] | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	258,858	200,930		183,000
Software licenses [Member] | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(189,722)	(149,418)		(153,746)
Software licenses [Member] | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	69,136	51,512		29,254
Intangible assets under development [member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	133,499	149,996		113,066
Intangible assets under development [member] | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	133,499	149,996		113,067
Intangible assets under development [member] | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	133,499	149,996		113,067
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,201	8,208		7,701
Other Identifiable Intangible Assets [Member] | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	11,069	11,084		10,939
Other Identifiable Intangible Assets [Member] | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,868)	(2,876)		(3,238)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,201	8,208		7,701
Contract Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets	395	852		265
Contract Cost | Intangible Assets, Gross
Disclosure Of Intangible Assets [Line Items]
Intangible assets	698	1,380		336
Contract Cost | Accumulated Amortization and Impairment, Total
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(303)	(528)		(71)
Contract Cost | Intangible Assets, Net
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 395	$ 852		$ 265

[1]	See Note 3.